C12 Financial assets, non-current (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Equity in Joint Ventures and Associated Companies

Equity in joint ventures and associated companies

	2017	2016
Opening balance	775	1,210
Share in earnings	24	31
Distribution of capital stock	–95	—
Taxes	–3	–5
Dividends	–77	–84
Divested business	—	–15
Translation difference	—	–362

Closing balance1)	624	775

1)	Goodwill, net, amounts to SEK 1 (1) million.

Ericsson's Share of Assets, Liabilities and Income in Associated Company Rockstar Consortium

Ericsson’s share of assets, liabilities and income in associated company Rockstar Consortium

	2017	2016	2015
Percentage in ownership interest	21.26%	21.26%	21.26%

Total assets	20	22	21
Total liabilities	—	—	5

Net assets (100%)	20	22	16
Company’s share of net assets (21.26%)	3	3	3
Net sales	—	—	—
Income after financial items	—	—	–642

Net income and total comprehensive income (100%)	—	—	–642
Company’s share of net income and other comprehensive income (21.26%)	—	—	–137

Summary of Financial Assets, Non-current

Financial assets, non-current

	Other investments in shares and participations		Customer finance, non-current		Interest-bearing securities, non-current		Derivatives, non-current		Other financial assets, non-current
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Cost
Opening balance	2,516	2,567	2,137	1,755	7,586	—	—	452	4,648	5,365
Additions	146	133	1,788	2,704	54,687	7,593	86	—	503	785
Disposals/repayments/deductions	–43	–267	–1,100	–2,333	–37,241	—	—	—	–375	–187
Change in value in funded pension plans1)	—	—	—	—	—	—	—	—	1,300	–1,622
Revaluation	99	2	—	—	73	–7	—	—	27	62
Reclassification	—	—	–570	–12	—	—	—	–452	—	—
Translation difference	–50	81	–18	23	—	—	—	—	–169	245

Closing balance	2,668	2,516	2,237	2,137	25,105	7,586	86	—	5,934	4,648
Accumulated impairment losses/ allowances
Opening balance	–1,337	–1,292	–9	–16	—	—	—	—	–206	–183
Impairment losses/allowances	–126	37	–56	–5	—	—	—	—	–1	–1
Disposals/repayments/deductions	25	–1	6	12	—	—	—	—	77	–1
Translation difference	49	–81	—	—	—	—	—	—	7	–21

Closing balance	–1,389	–1,337	–59	–9	—	—	—	—	–123	–206

Net carrying value	1,279	1,179	2,178	2,128	25,105	7,586	86	—	5,811	4,442

1)	This amount includes asset ceiling. For further information, see Note C17, “Post-employment benefits.”